Revenue (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) hotel	Jun. 30, 2019 USD ($) hotel	Jun. 30, 2020 USD ($) hotel	Jun. 30, 2019 USD ($) hotel	Dec. 31, 2019 USD ($) hotel	Dec. 31, 2018 USD ($) hotel	Dec. 31, 2017 USD ($) hotel
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	116	121	117	121	121	122	126
Total revenue	$ 43,065	$ 415,148	$ 324,942	$ 773,866	$ 1,502,759	$ 1,430,789	$ 1,439,270
Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	9	9	9	9	9	9	9
Total revenue	$ 1,553	$ 23,803	$ 20,823	$ 50,317	$ 96,100	$ 88,965	$ 89,968
Boston, MA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3	3	3
Total revenue	$ 1,099	$ 22,154	$ 10,115	$ 34,037	$ 72,938	$ 71,425	$ 70,201
Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	7	7	7	7
Total revenue	$ 1,846	$ 20,935	$ 19,854	$ 42,500	$ 79,226	$ 82,258	$ 81,231
Houston, TX Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3	3	3
Total revenue	$ 1,219	$ 9,289	$ 8,804	$ 18,690	$ 36,055	$ 36,851	$ 37,865
Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	6	6	6	6	6	6	6
Total revenue	$ 3,792	$ 25,689	$ 24,446	$ 51,992	$ 100,043	$ 98,323	$ 97,319
Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3	3	3
Total revenue	$ 511	$ 9,644	$ 11,301	$ 21,567	$ 38,072	$ 38,372	$ 38,882
Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	4	4	4	4	4	4	4
Total revenue	$ 543	$ 12,808	$ 6,962	$ 21,592	$ 43,797	$ 50,358	$ 50,287
Nashville, TN Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	1	1	1	1	1	1	1
Total revenue	$ 339	$ 21,334	$ 15,865	$ 39,311	$ 76,340	$ 65,019	$ 69,138
New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	7	7	6	6
Total revenue	$ 3,265	$ 35,674	$ 22,103	$ 60,023	$ 126,661	$ 100,369	$ 101,074
Orlando, FL Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3	3	3
Total revenue	$ 721	$ 8,522	$ 8,739	$ 18,504	$ 34,002	$ 31,861	$ 32,640
Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	3	3	3	3	3	3	3
Total revenue	$ 1,095	$ 8,244	$ 5,631	$ 13,860	$ 29,095	$ 29,788	$ 28,211
San Diego, CA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	2	2	2	2	2	2	2
Total revenue	$ 716	$ 5,264	$ 4,545	$ 10,214	$ 20,248	$ 20,438	$ 20,325
San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	7	7	7	7	7	6	6
Total revenue	$ 3,762	$ 27,461	$ 22,570	$ 51,991	$ 103,336	$ 91,656	$ 87,819
Tampa, FL Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	2	2	2	2	2	2	3
Total revenue	$ 893	$ 8,454	$ 9,994	$ 19,570	$ 34,157	$ 30,897	$ 31,234
Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	9	9	9	9	9	9	9
Total revenue	$ 1,924	$ 50,108	$ 28,735	$ 83,124	$ 158,620	$ 144,270	$ 140,918
Other Areas
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	47	47	47	47	48	48	48
Total revenue	$ 19,432	$ 114,281	$ 101,276	$ 214,373	$ 426,258	$ 409,501	$ 401,235
Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	0	0	0	0	0	0	0
Total revenue	$ 79	$ 1,353	$ 1,482	$ 2,947	$ 5,501	$ 5,747	$ 6,311
Sold properties
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel		5	1	5	4	7	10
Total revenue		$ 9,008	$ 649	$ 17,059	$ 18,108	$ 30,682	$ 51,458
Corporate
Disaggregation of Revenue [Line Items]
Number of Hotels | hotel	0	0	0	0	0	0	0
Total revenue	$ 276	$ 1,123	$ 1,048	$ 2,195	$ 4,202	$ 4,009	$ 3,154
Rooms
Disaggregation of Revenue [Line Items]
Total revenue	37,439	328,252	253,246	608,633	1,184,987	1,134,687	1,143,135
Rooms | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	1,094	18,001	15,152	38,277	72,572	66,688	67,463
Rooms | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	808	18,880	7,596	28,350	61,222	60,232	58,719
Rooms | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	1,631	15,986	14,759	31,890	59,926	61,910	61,086
Rooms | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	1,165	6,939	6,271	13,580	26,038	26,783	27,965
Rooms | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	3,377	20,282	19,589	40,826	78,689	77,976	77,224
Rooms | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	464	6,812	8,606	15,722	27,857	28,366	28,833
Rooms | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	356	9,197	4,926	15,566	32,073	36,138	36,156
Rooms | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	172	14,539	9,710	26,621	51,628	50,120	50,530
Rooms | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	2,961	27,391	17,296	46,268	98,961	74,441	73,670
Rooms | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	637	7,597	7,550	16,583	30,400	28,966	30,053
Rooms | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	964	7,037	4,651	11,704	24,469	24,385	23,434
Rooms | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	647	4,734	3,991	9,063	17,838	18,392	18,044
Rooms | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	3,466	24,239	19,558	45,864	91,081	81,368	77,713
Rooms | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	806	6,395	7,415	14,529	25,187	22,896	23,775
Rooms | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	1,651	39,610	22,097	65,365	124,056	113,902	111,928
Rooms | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	17,189	91,993	82,507	172,369	343,813	330,898	327,697
Rooms | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	51	1,018	1,082	2,204	4,066	4,429	4,946
Rooms | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue		7,602	490	13,852	15,111	26,797	43,899
Rooms | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Food and Beverage
Disaggregation of Revenue [Line Items]
Total revenue	1,197	67,298	49,147	128,359	243,917	224,311	234,777
Food and Beverage | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	4,607	4,059	9,650	18,878	17,060	17,526
Food and Beverage | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	2,272	995	3,873	7,943	7,725	8,265
Food and Beverage | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	57	4,078	3,978	8,854	15,814	16,746	16,887
Food and Beverage | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	11	2,131	2,302	4,692	9,208	9,214	9,162
Food and Beverage | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	71	4,113	3,428	8,706	16,117	15,645	15,503
Food and Beverage | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	23	2,593	2,464	5,381	9,277	9,009	9,057
Food and Beverage | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	16	2,293	1,275	3,915	7,997	9,618	9,740
Food and Beverage | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	14	6,272	5,114	11,470	22,356	13,116	16,979
Food and Beverage | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	14	7,598	3,417	12,304	24,239	23,029	24,876
Food and Beverage | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	1	512	428	1,048	1,865	1,570	1,851
Food and Beverage | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	113	1,010	801	1,803	3,903	4,534	4,052
Food and Beverage | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	1	257	248	659	1,395	1,075	1,512
Food and Beverage | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	2,514	2,068	4,852	9,628	7,726	8,073
Food and Beverage | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	25	1,765	2,166	4,478	7,858	6,459	6,699
Food and Beverage | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	30	8,159	4,418	13,609	26,231	23,673	23,896
Food and Beverage | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	821	16,003	11,817	30,418	58,878	55,358	54,716
Food and Beverage | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	0	37	25	52	102	130	141
Food and Beverage | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue		1,084	144	2,595	2,228	2,624	5,842
Food and Beverage | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other Hotel
Disaggregation of Revenue [Line Items]
Total revenue	4,153	18,475	21,501	34,679	69,653	67,782	58,204
Other Hotel | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	459	1,195	1,612	2,390	4,650	5,217	4,979
Other Hotel | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	291	1,002	1,524	1,814	3,773	3,468	3,217
Other Hotel | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	158	871	1,117	1,756	3,486	3,602	3,258
Other Hotel | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	43	219	231	418	809	854	738
Other Hotel | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	344	1,294	1,429	2,460	5,237	4,702	4,592
Other Hotel | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	24	239	231	464	938	997	992
Other Hotel | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	171	1,318	761	2,111	3,727	4,602	4,391
Other Hotel | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	153	523	1,041	1,220	2,356	1,783	1,629
Other Hotel | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	290	685	1,390	1,451	3,461	2,899	2,528
Other Hotel | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	83	413	761	873	1,737	1,325	736
Other Hotel | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	18	197	179	353	723	869	725
Other Hotel | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	68	273	306	492	1,015	971	769
Other Hotel | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	296	708	944	1,275	2,627	2,562	2,033
Other Hotel | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	62	294	413	563	1,112	1,542	760
Other Hotel | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	243	2,339	2,220	4,150	8,333	6,695	5,094
Other Hotel | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	1,422	6,285	6,952	11,586	23,567	23,245	18,822
Other Hotel | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	28	298	375	691	1,333	1,188	1,224
Other Hotel | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue		322	15	612	769	1,261	1,717
Other Hotel | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other
Disaggregation of Revenue [Line Items]
Total revenue	276	1,123	1,048	2,195	4,202	4,009	3,154
Other | Atlanta, GA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Boston, MA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Dallas / Ft. Worth Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Houston, TX Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Los Angeles, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Miami, FL Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Minneapolis - St. Paul, MN-WI Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Nashville, TN Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | New York / New Jersey Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Orlando, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Philadelphia, PA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | San Diego, CA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | San Francisco - Oakland, CA Metro Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Tampa, FL Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Washington DC - MD - VA Area
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Other Areas
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Orlando WorldQuest
Disaggregation of Revenue [Line Items]
Total revenue	0	0	0	0	0	0	0
Other | Sold properties
Disaggregation of Revenue [Line Items]
Total revenue		0	0	0	0	0	0
Other | Corporate
Disaggregation of Revenue [Line Items]
Total revenue	$ 276	$ 1,123	$ 1,048	$ 2,195	$ 4,202	$ 4,009	$ 3,154